Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Cash payments:
Interest	$ 75,990	$ 59,179	$ 64,097	$ 52,001	$ 36,357
Income taxes	1,516	$ 1,345	$ 1,361	$ 457	$ 799
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement	$ (64,102)